Commitments And Contingent Liabilities (Aggregate Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
2013	$ 2,891
2014	863
2015	172
2016	83
2017 and thereafter	151
Operating leases, total	$ 4,160